Shareholder Fees - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO	Apr. 29, 2024 USD ($)
SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO | Select Chemicals Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none